Long-term bank loan	12 Months Ended
Sep. 30, 2019
Long-term bank loan
Long-term bank loan

Note 8 — Long-term bank loan

On July 4, 2017, the Company entered into a loan agreement with Jianxin Bank of Lishui to borrow RMB 4.4 million (equivalent of $640,455) for working capital needs. The loan matured on May 15, 2019 with an annual effective interest rate of 9.6%. The loan was repaid in full on the maturity date. The loan was guaranteed by Lishui Jiuanju Trade Co., Ltd., and Wangfeng Yan, two unrelated parties, as well as two principal officers of the Company.